Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid rental expenses	¥ 63,134		¥ 71,324
Prepaid other service fees	45,415		45,478
Staff advances	11,125		8,811
Others	8,964		6,860
Prepaid expenses and other current assets	¥ 128,638	$ 18,710	¥ 132,473